Schedule III Real Estate Rollforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Real Estate, Gross	$ 7,031,660	$ 6,708,250	$ 6,038,107	$ 7,032,889
Real Estate, Other Acquisitions	474,213	658,917	669,631
Real Estate, Improvements	498,097	211,460	184,533
Real Estate, Other Additions	14,081	0	5,988
Real Estate, Cost of Real Estate Sold	(591,966)	(157,630)	(1,774,576)
Real Estate, Write-down or Reserve, Basis	(71,015)	(42,604)	(80,358)
Real Estate Accumulated Depreciation	1,382,757	1,296,685	1,127,595	1,406,437
Real Estate Accumulated Depreciation, Depreciation Expense	288,583	262,825	267,222
Real Estate Accumulated Depreciation, Real Estate Sold	(131,496)	(51,131)	(465,353)
Real Estate Accumulated Depreciation, Other Deductions	$ (71,015)	$ (42,604)	$ (80,711)